File No. 33-84546
                                                                       811-08786


     As filed with the Securities and Exchange Commission on January 2, 2009


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  / X /
                                                                   ---
                      Pre-Effective Amendment No. __              /   /
                                                                   ---
                      Post-Effective Amendment No. 45             / X /
                                                                   ---

                                     and/or

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                               ACT OF 1940                        / X /
                                                                   ---
                             Amendment No. 46                     / X /
                                                                   ---
                        (Check appropriate box or boxes)


                           PIONEER VARIABLE CONTRACTS TRUST*
               (Exact Name of Registrant as Specified in Charter)


                  60 State Street, Boston, Massachusetts 02109
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (617) 742-7825

           Dorothy E. Bourassa, Secretary, Pioneer Variable Contracts Trust,
                  60 State Street, Boston, Massachusetts 02109
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

         ___ immediately upon filing pursuant to paragraph (b) _X_ on January 19, 2009 pursuant to paragraph (b)
         ___ 60 days after filing pursuant to paragraph (a)(1)
         ___ on [date] pursuant to paragraph (a)(1)
         ___ 75 days after filing pursuant to paragraph (a)(2)
         ___ on [date] pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

         _X_ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



     *This filing relates solely to Class II shares of the Trust's series Pioneer Growth Opportunities VCT Portfolio.

STATEMENT OF INCORPORATION BY REFERENCE

     Part A (the Prospectus) and Part B (the Statement of Additional Information) filed by the Registrant in Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A under the Securities Act of 1933 (File No. 33-84546) and Amendment No. 45 to the Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-08786) pursuant to Rule 485(a) on November 7, 2008 (Accession Number 0000930709-08-000065) are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until January 19, 2009.

PART C
                                OTHER INFORMATION

Item 23. Exhibits.

Amended Form N-1A
Exhibit Reference

     (a)(1)                Amended and Restated Agreement and Declaration of
                           Trust.(14)
     (a)(2)                Amended Certificate of Trust.(1)
     (b)                   Amended and Restated By-Laws.(14)
     (c)                   None.
     (d)(1)                Amended and Restated Management Agreement.(14)
     (d)(2)                Subadvisory Agreement between Pioneer
                           Investment Management, Inc. and Oak Ridge
                           Investments, LLC.(8)
     (d)(3)                Subadvisory Agreement between Pioneer
                           Investment Management, Inc. and AEW Management and
                           Advisors, L.P.(5)
     (d)(4)                Subadvisory Agreement between Pioneer
                           Investment Management, Inc. and Ibbotson
                           Associates, LLC. (10)
     (d)(5)                Subadvisory Agreement between Pioneer
                           Investment Management, Inc. and Cullen Capital
                           Management, LLC.(8)
     (e)                   Underwriting  Agreement  between the Registrant and
                           Pioneer Funds Distributor, Inc.(3)
     (f)                   None.
     (g)(1)                Custodian Agreement between the Registrant and
                           Brown Brothers Harriman & Co.(10)
     (g)(2)                Amended Appendix A to Custodian Agreement (11)
     (h)(1)                Investment Company Service Agreement between the
                           Registrant and Pioneer Investment Management
                           Shareholder Services, Inc.(10)
     (h)(2)                Amdended Exhibit A to Investment Company Service
                           Agreement. (12)
     (h)(3)                Amended and Restated Administration Agreement between
                           the Registrant and Pioneer Investment
                           Management, Inc.(14)
     (h)(4)                Expense Limitation Agreement.(13)
     (i)(1)                Opinion of Counsel.(1)
     (i)(2)                Opinion of Counsel.(2)
     (i)(3)                Opinion of Counsel.(6)
     (j)                   Consent of Independent Registered Public
                           Accounting Firm.(14)
     (k)                   None.
     (l)                   Share Purchase Agreement.(1)
     (m)                   Distribution Plan relating to Class II
                           shares.(9)
     (n)                   Multiple Class Plan pursuant to Rule 18f-3
                           relating to Class II shares.(9)
     (o)                   None.
     (p)(1)                Pioneer Investment Management, Inc. and Pioneer
                           Institutional Asset Management, Inc. Code of
                           Ethics.(14)
     (p)(2)                Oak Ridge Asset Management, LLC Code of Ethics.(4)
     (p)(3)                AEW Management and Advisors, L.P.Code of Ethics(5)
     (p)(4)                Ibbotson Associates, LLC Code of Ethics.(8)
     (p)(5)                Cullen Capital Management, LLC Code of Ethics.(7)
     (p)(6)                Pioneer Funds Distributor, Inc. Code of Ethics.(10)
     (p)(7)                Pioneer Funds Code of Ethics.(10)
     n/a(1)                Powers of Attorney.(12)
     n/a(2)                Powers of Attorney (Mark E. Bradley).(13)
     n/a(3)                Powers of Attorney (Benjamin M. Friedman).(14)
      ------------------------

(1) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 1 to the Registration Statement (File No. 33-84546) as filed with the Securities and Exchange Commission (the "SEC") on August 8, 1995 (Accession No. 0000930709-95-000005).

(2) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No. 18 to the Registration Statement (File No.33-84546) as filed with the SEC on January 18, 2001 (Accession No. 0001016964-01-000006).

(3) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 20 to the Registration Statement (File No.33-84546) as filed with the SEC on April 26, 2001 (Accession No. 0001016964-01-500006).

(4) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 28 to the Registration Statement (File No.33-84546) as filed with the SEC on November 18, 2003 (Accession No. 0001016964-03-000241).

(5) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No. 31 to the Registration Statement (File No.33-84546) as filed with the SEC on June 1, 2004 (Accession No. 0001016964-04-000195).

(6) Previously filed. Incorporated herein by reference from the exhibits filed in the registrant's Registration Statement on Form N-14 (File No. 333-118431) as filed with the SEC on August 20, 2004 (Accession No. 0001145443-04-001270).

(7) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No. 35 to the Registration Statement (File No.33-84546) as filed with the SEC on February 4, 2005 (Accession No. 0001016964-05-000048).

(8) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No. 36 to the Registration Statement (File No.33-84546) as filed with the SEC on April 13, 2005 (Accession No. 0001016964-05-000141).

(9) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No. 37 to the Registration Statement (File No.33-84546) as filed with the SEC on April 22, 2005 (Accession No. 0001016964-05-000143).

(10) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No. 40 to the Registration Statement (File No.33-84546) as filed with the SEC on April 28, 2006 (Accession No. 000930709-06-000040).

(11) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No.1 to the Registration Statement (File No.333-137701) as filed with the SEC on March 6, 2007 (Accession No. 000930709-07-000019).

(12) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No.42 to the Registration Statement (File No.33-84546) as filed with the SEC on April 27, 2007 (Accession No. 000930709-07-000038).

(13) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No.43 to the Registration Statement (File No.33-84546) as filed with the SEC on April 28, 2008 (Accession No. 000930709-08-000013).

(14) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No.44 to the Registration Statement (File No.33-84546) as filed with the SEC on November 7, 2008 (Accession No. 000930709-08-000065).


Item 24.  Persons Controlled by or Under Common Control with the Trust

     None.

Item 25.  Indemnification

     Except for the Amended and Restated Agreement and Declaration of Trust (the "Declaration"), establishing the Trust as a statutory trust under Delaware law, there is no contract, arrangement or statute under which any Trustee, officer, underwriter or affiliated person of the Trust is insured or indemnified. The Declaration provides that every person who is, or has been, a Trustee or an officer, employee or agent of the Trust shall be indemnified by the Trust or the appropriate Trust series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee, officer, employee or agent and against amounts paid or incurred by him in the settlement thereof.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be available to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

     Pioneer Investment Management, Inc. ("Pioneer Investments") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is an indirect, wholly owned subsidiary of UniCredit S.p.A. ("UniCredit"). Pioneer Investments manages investment companies, pension and profit sharing plans, trusts, estates or charitable organizations and other corporations or business entities.

     To the knowledge of the Trust, none of Pioneer Investments' directors or executive officers is or has been during their employment with Pioneer Investments engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years, except as noted below. Certain directors and officers, however, may hold or may have held various positions with, and engage or have engaged in business for, the investment companies that Pioneer Investments manages and/or other UniCredit subsidiaries.

                              OTHER BUSINESS, PROFESSION, VOCATION OR
                              EMPLOYMENT OF SUBSTANTIAL NATURE WITHIN LAST TWO
NAME OF DIRECTOR/OFFICER      FISCAL YEARS

John F. Cogan, Jr.            Of Counsel, Wilmer Cutler Pickering
                              Hale and Dorr LLP, 60 State
                              Street, Boston, Massachusetts 02109

Item 27.  Principal Underwriters


      (a) Pioneer Funds Distributor, Inc. acts as principal underwriter for the following investment companies:

Pioneer Bond Fund
Pioneer Emerging Markets Fund
Pioneer Equity Income Fund
Pioneer Fund
Pioneer Fundamental Growth Fund
Pioneer High Yield Fund
Pioneer Ibbotson Asset Allocation Series
Pioneer Independence Fund
Pioneer International Equity Fund
Pioneer Mid Cap Growth Fund
Pioneer Mid Cap Value Fund
Pioneer Money Market Trust
Pioneer Protected Principal Trust
Pioneer Real Estate Shares
Pioneer Research Fund
Pioneer Select Growth Fund
Pioneer Series Trust I
Pioneer Series Trust II
Pioneer Series Trust III
Pioneer Series Trust IV
Pioneer Series Trust V
Pioneer Series Trust VI
Pioneer Series Trust VII
Pioneer Series Trust VIII
Pioneer Series Trust IX
Pioneer Short Term Income Fund
Pioneer Small Cap Value Fund
Pioneer Strategic Income Fund
Pioneer Tax Free Income Fund
Pioneer Value Fund
Pioneer Variable Contracts Trust



         (b)      Directors and officers of Pioneer Funds Distributor, Inc.:

                       POSITIONS AND OFFICES WITH   POSITIONS AND OFFICES WITH
       NAME            UNDERWRITER                  TRUST


Daniel K. Kingsbury     Director		     Executive Vice President
						     and Trustee

Joseph D. Kringdon	Director and President	     None

Mark D. Goodwin         Executive Vice President     None
                        and Chief Operating Officer

Gregg Dooling           Chief Financial Officer      None

Natale Algiere          Senior Vice President        None

Michael B. Glenn        Senior Vice President        None

John P. Davy            Senior Vice President        None

Alexander Sarafianos    Senior Vice President        None

Christopher E. Saulnier Treasurer                    None

Dorothy E. Bourassa     Senior Vice President        Secretary
                        and Secretary


The principal business address of each of these individuals is 60 State Street, Boston, Massachusetts 02109-1820.

         (c)      Not applicable.

Item 28.  Location of Accounts and Records

         The accounts and records are maintained at the Trust's office at 60 State Street, Boston, Massachusetts 02109; contact the Treasurer.

Item 29.  Management Services

     Not applicable.

Item 30.  Undertakings

     Not applicable.



SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 2nd day of January, 2009.

                                             Pioneer Variable Contracts Trust



                                        By:  /s/ Daniel K. Kingsbury
                                             Daniel K. Kingsbury
                                             Executive Vice President



     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated below on January 2, 2009:



Signature                      Title

John F. Cogan, Jr.*            Chairman of the Board,
John F. Cogan, Jr.             President (Principal Executive
                               Officer) and Trustee



Mark E. Bradley*               Chief Financial and Accounting
Mark E. Bradley                Officer and Treasurer (Principal
                               Financial and Accounting
                               Officer)


David R. Bock*                 Trustee
David R. Bock


Benjamin M. Friedman*          Trustee
Benjamin M. Friedman


Mary K. Bush*                  Trustee
Mary K. Bush


Margaret B. W. Graham*         Trustee
Margaret B. W. Graham


/s/ Daniel K. Kingsbury        Trustee
Daniel K. Kingsbury


Thomas J. Perna*               Trustee
Thomas J. Perna


Marguerite A. Piret*           Trustee
Marguerite A. Piret





*By:     /s/ Daniel K. Kingsbury                Dated: January 2, 2009
         Daniel K. Kingsbury
         Attorney-in-Fact